UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2008

Check here if Amendment |_|; Amendment Number: ___________
  This Amendment (Check only one):  |_| is a restatement.
                                    |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: Cheyne Capital Management (UK) LLP
Address: Stornoway House, 13 Cleveland Row, London SW1A 1DH

Form 13F File Number: 028-12483

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Simon James
Title:  Compliance Officer
Phone:  +44 (0)20 7031 7560

Signature, Place, and Date of Signing:

     /s/ Simon James       London, England      November 12, 2008
     ----------------      ---------------      -----------------
     [Signature]           [City, State]        [Date]

Report Type (Check only one):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:             Nil

Form 13F Information Table Entry Total:         98

Form 13F Information Table Value Total:   $375,338
                                          (thousands)

                       Cheyne Capital Management (UK) LLP

                           Form 13F Information Table

                               TITLE OF                    VALUE    SHARES/  SH/ PUT/  INVSTMT    OTHER         VOTING AUTHORITY
    NAME OF ISSUER              CLASS             CUSIP   (x$1000)  PRN AMT  PRN CALL  DSCRETN   MANAGERS    SOLE    SHARED    NONE
-----------------------        --------         --------- --------  -------  --- ----  -------  ----------  -------- -------- ------
ABERCROMBIE & FITCH CO         CL A             002896207     296      7500  SHS         SOLE                   7500
ABRAXAS PETE CORP              COM              003830106      55     10100  SHS         SOLE                  10100
ACERGY S A                     SPONSORED ADR    00443E104    3694    213169  SHS         SOLE                 213169
ACTIVISION BLIZZARD INC        COM              00507V109     663     43000  SHS         SOLE                  43000
AES CORP                       COM              00130H105     961     50000  SHS         SOLE                  50000
ALPHA NATURAL RESOURCES INC    COM              02076X102    2607     25000  SHS         SOLE                  25000
ALSIUS CORPORATION             COM              021211107    1290   1258584  SHS         SOLE                1258584
TD AMERITRADE HLDG CORP        COM              87236Y108    1176     65000  SHS         SOLE                  65000
ANHEUSER BUSCH COS INC         COM              035229103  101186   1600000  SHS         SOLE                1600000
APPLIED MATLS INC              COM              038222105     687     36000  SHS         SOLE                  36000
ARCH COAL INC                  COM              039380100    1951     26000  SHS         SOLE                  26000
ARCHER DANIELS MIDLAND CO      COM              039483102    1350     40000  SHS         SOLE                  40000
ARRIS GROUP INC                NOTE 2.000%11/1  04269QAC4    4448   5400000  PRN         SOLE                5400000
BANK OF NEW YORK MELLON CORP   COM              064058100     489     15000  SHS         SOLE                  15000
BCE INC                        COM NEW          05534B760    9175    250000  SHS         SOLE                 250000
BEST BUY INC                   COM              086516101     980     25000  SHS         SOLE                  25000
ANHEUSER BUSCH COS INC         CALL             035229903   12780     12000  SHS         SOLE                  12000
CAPSTONE TURBINE CORP          COM              14067D102     943    225000  SHS         SOLE                 225000
CHAMPION ENTERPRISES INC       NOTE 2.750%11/0  158496AC3    1933   3000000  PRN         SOLE                3000000
CHARTER COMMUNICATIONS INC D   CL A             16117M107     327    360000  SHS         SOLE                 360000
CHC HELICOPTER CORP            CL A SUB VTG     12541C203   33986   1082700  SHS         SOLE                1082700
CHESAPEAKE ENERGY CORP         COM              165167107    1319     20000  SHS         SOLE                  20000
CHEVRON CORP NEW               COM              166764100     991     10000  SHS         SOLE                  10000
COMPANHIA VALE DO RIO DOCE     SPONSORED ADR    204412209     896     25000  SHS         SOLE                  25000
COACH INC                      COM              189754104     578     20000  SHS         SOLE                  20000
COMCAST CORP NEW               CL A             20030N101     609     31000  SHS         SOLE                  31000
COMMERCIAL METALS CO           COM              201723103    1206     32000  SHS         SOLE                  32000
CONSOL ENERGY INC              COM              20854P109   12361    110000  SHS         SOLE                 110000
COSTCO WHSL CORP NEW           COM              22160K105    2806     40000  SHS         SOLE                  40000
DELL INC                       COM              24702R101     384     20000  SHS         SOLE                  20000
DRYSHIPS INC                   SHS              Y2109Q101     802     10000  SHS         SOLE                  10000
DURECT CORP                    COM              266605104    4602   1041559  SHS         SOLE                1041559
EAGLE TEST SYS INC             COM              270006109     226     20200  SHS         SOLE                  20200
EBAY INC                       COM              278642103     683     25000  SHS         SOLE                  25000
ELDORADO GOLD CORP NEW         COM              284902103    1081    125000  SHS         SOLE                 125000
ENSCO INTL INC                 COM              26874Q100     404      5000  SHS         SOLE                   5000
EXCO RESOURCES INC             COM              269279402     369     10000  SHS         SOLE                  10000
EXELON CORP                    COM              30161N101     450      5000  SHS         SOLE                   5000
EXXON MOBIL CORP               COM              30231G102     925     10500  SHS         SOLE                  10500
SELECT SECTOR SPDR TR          SBI INT-FINL     81369Y605    1013     50000  SHS         SOLE                  50000
FOUNDRY NETWORKS INC           COM              35063R100   11472    630000  SHS         SOLE                 630000
FREEPORT-MCMORAN COPPER & GO   COM              35671D857    3498     35000  SHS         SOLE                  35000
GAMESTOP CORP NEW              CL A             36467W109     404     10000  SHS         SOLE                  10000
GENERAL MTRS CORP              COM              370442105      95     10000  SHS         SOLE                  10000
GOODRICH PETE CORP             COM NEW          382410405    1244     15000  SHS         SOLE                  15000
GOOGLE INC                     CL A             38259P508    2197      4700  SHS         SOLE                   4700
HERCULES INC                   COM              427056106   15785    797600  SHS         SOLE                 797600
HUDSON CITY BANCORP            COM              443683107     667     40000  SHS         SOLE                  40000
INTEL CORP                     COM              458140100    1499     75600  SHS         SOLE                  75600
INTERNATIONAL BUSINESS MACHS   COM              459200101    1185     10000  SHS         SOLE                  10000
INTREPID POTASH INC            COM              46121Y102     329      5000  SHS         SOLE                   5000
INVERNESS MED INNOVATIONS IN   COM              46126P106    1659     50000  SHS         SOLE                  50000
IPC HLDGS LTD                  ORD              G4933P101    1593     60000  SHS         SOLE                  60000
ISHARES TR                     S&P LTN AM 40    464287390    1100      4000  SHS         SOLE                   4000
KANSAS CITY SOUTHERN           COM NEW          485170302    1322     30000  SHS         SOLE                  30000
KINROSS GOLD CORP              NOTE 1.750% 3/1  496902AB3     569    500000  PRN         SOLE                 500000
KOHLS CORP                     COM              500255104     601     15000  SHS         SOLE                  15000
LENNAR CORP                    CL A             526057104     228     15000  SHS         SOLE                  15000
MCDERMOTT INTL INC             COM              580037109    1238     20000  SHS         SOLE                  20000
MECHEL OAO                     SPONSORED ADR    583840103    3468     70000  SHS         SOLE                  70000
NATIONAL COAL CORP             COM NEW          632381208     355     40000  SHS         SOLE                  40000
NATIONAL OILWELL VARCO INC     COM              637071101    1819     20500  SHS         SOLE                  20500
NEWMONT MINING CORP            COM              651639106     522     10000  SHS         SOLE                  10000
NOBLE CORPORATION              SHS              G65422100    2923     45000  SHS         SOLE                  45000
NORTHWEST AIRLS CORP           COM              667280408   16371   1813000  SHS         SOLE                1813000
NRG ENERGY INC                 COM NEW          629377508    1733     70000  SHS         SOLE                  70000
OCCIDENTAL PETE CORP DEL       COM              674599105     449      5000  SHS         SOLE                   5000
OMNICOM GROUP INC              NOTE 7/3         681919AM8    2516   2500000  PRN         SOLE                2500000
ORACLE CORP                    COM              68389X105    3156    152000  SHS         SOLE                 152000
PEABODY ENERGY CORP            COM              704549104    2730     31000  SHS         SOLE                  31000
PEOPLES UNITED FINANCIAL INC   COM              712704105     390     25000  SHS         SOLE                  25000
PERINI CORP                    COM              713839108    1653     50000  SHS         SOLE                  50000
PETROHAWK ENERGY CORP          COM              716495106     463     10000  SHS         SOLE                  10000
PETROLEO BRASILEIRO SA PETRO   SPONSORED ADR    71654V408    6375     90000  SHS         SOLE                  90000
PINNACLE GAS RESOURCES INC     COM              723464301      45     12590  SHS         SOLE                  12590
PULTE HOMES INC                COM              745867101     482     50000  SHS         SOLE                  50000
QUALCOMM INC                   COM              747525103    1836     42000  SHS         SOLE                  42000
QWEST COMMUNICATIONS INTL IN   NOTE 3.500%11/1  749121BY4   26864  28500000  PRN         SOLE               28500000
RECKSON OPER PARTNERSHIP L P   DEB 4.000% 6/1   75621LAJ3    9387  10400000  PRN         SOLE               10400000
SEACHANGE INTL INC             COM              811699107     290     30000  SHS         SOLE                  30000
SEMICONDUCTOR HLDRS TR         DEP RCPT         816636203     993     33500  SHS         SOLE                  33500
SOHU COM INC                   COM              83408W103     446      8000  SHS         SOLE                   8000
SPDR GOLD TRUST                GOLD SHS         78463V107    2647     30000  SHS         SOLE                  30000
SYMANTEC CORP                  COM              871503108     983     50788  SHS         SOLE                  50788
TELLABS INC                    COM              879664100    1437    330000  SHS         SOLE                 330000
TENGASCO INC                   COM NEW          88033R205      53     20000  SHS         SOLE                  20000
THQ INC                        COM NEW          872443403     304     15000  SHS         SOLE                  15000
TRIDENT MICROSYSTEMS INC       COM              895919108     146     40000  SHS         SOLE                  40000
PROSHARES TR                   ULTRASHRT O&G    74347R586     534     20000  SHS         SOLE                  20000
UNITED STATES NATL GAS FUND    UNIT             912318102     333     10000  SHS         SOLE                  10000
VALERO ENERGY CORP NEW         COM              91913Y100    1631     39600  SHS         SOLE                  39600
OPEN JT STK CO-VIMPEL COMMUN   SPONSORED ADR    68370R109     609     30000  SHS         SOLE                  30000
VIRGIN MEDIA INC               COM              92769L101     272     20000  SHS         SOLE                  20000
VORNADO RLTY L P               DEB 3.875% 4/1   929043AC1   15444  13900000  PRN         SOLE               13900000
WESTERN DIGITAL CORP           COM              958102105    1209     35000  SHS         SOLE                  35000
WHOLE FOODS MKT INC            COM              966837106     237     10000  SHS         SOLE                  10000
WILLIAMS COS INC DEL           COM              969457100    3066    105000  SHS         SOLE                 105000
YAMANA GOLD INC                COM              98462Y100    1800    140000  SHS         SOLE                 140000